STOCKHOLDERS DEFICIT (Details 3)	12 Months Ended
Dec. 31, 2021
STOCKHOLDERS' DEFICIT:
Expected term	15 years
Volatility	143.20%
Risk-free interest rate	0.00%
Dividend yield	0.00%